Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	141,814,711
Maximum Aggregate Offering Price	$ 829,695,826.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 114,580.99
Rule 457(f)	true
Amount of Securities Received | shares	177,268,388
Value of Securities Received, Per Share | $ / shares	4.68045
Value of Securities Received	$ 829,695,826.61
Fee Note MAOP	$ 829,695,826.61
Offering Note

(1)
This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.00001 per share, of Coursera, Inc. (“Coursera,” and such common stock, “Coursera Common Stock”) estimated to be issuable upon the completion of the transactions described in the accompanying joint proxy statement/prospectus (the “Transaction”), which is calculated as (a) 177,268,388 shares of common stock, par value $0.00001 per share, of Udemy, Inc. (“Udemy,” and such common stock, “Udemy Common Stock”) outstanding or estimated to be issuable as of February 17, 2026 prior to or in connection with the closing of the Transaction (including in respect of Udemy’s employee equity awards or equity plans), multiplied by (b) the exchange ratio of 0.800 shares of Coursera Common Stock issuable in exchange for each share of Udemy Common Stock pursuant to the Transaction (such product being equal to 141,814,711). (2) The “Maximum Aggregate Offering Price” is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder, as (a) the average of the high and the low sale prices of Udemy Common Stock as reported on the Nasdaq Stock Market on February 23, 2026 ($4.68045 per share), multiplied by (b) 177,268,388, which is the estimated maximum number of shares of Udemy Common Stock that may be converted or exchanged (including in respect of Udemy’s employee equity awards or equity plans) in the Transaction for the securities being registered (such product being equal to $829,695,826.61). (3) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended and Rule 0-11 thereunder, the filing fee was determined by multiplying the Maximum Aggregate Offering Price by 0.0001381 (such product being equal to $114,580.99).

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
177,268,388	$4.68045	$829,695,826.61			$829,695,826.61